Document and Entity Information	Mar. 04, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 04, 2025
Entity File Number	001-39572
Entity Registrant Name	EVgo Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2326098
Entity Address, Address Line One	11835 West Olympic Boulevard
Entity Address, Adress Line Two	Suite 900E
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90064
City Area Code	877
Local Phone Number	494-3833
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001821159
Amendment Flag	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Shares of Class A common stock, $0.0001 par value per share
Trading Symbol	EVGO
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	EVGOW
Security Exchange Name	NASDAQ